Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Ordinary Shares NIS 0.01 par value [Member]		Treasury stock [Member]	Additional paid-in capital [Member]	Retained earnings (accumulated losses) [Member]	Total
Balance, value at Dec. 31, 2013	$ 134		$ (1,898)	$ 62,966	$ 694	$ 61,896
Balance, shares at Dec. 31, 2013	32,497,902		(2,092,376)			30,494,522
Exercise of share options and RSUs, value		[1]		191		$ 191
Exercise of share options and RSUs, shares	88,996
Share-based compensation expense				308		308
Net income (loss)					3,337	3,337
Balance, value at Dec. 31, 2014	$ 134		$ (1,898)	63,465	4,031	$ 65,732
Balance, shares at Dec. 31, 2014	32,586,898		(2,092,376)			30,494,522
Public offering	$ 13			11,891		$ 11,904
Public offering, shares	4,655,982
Exercise of share options and RSUs, value		[1]		34		34
Exercise of share options and RSUs, shares	24,061
Repayment of contingent liability	$ 1			374		375
Repayment of contingent liability, shares	173,611
Share-based compensation expense				270		270
Net income (loss)					(10,113)	(10,113)
Balance, value at Dec. 31, 2015	$ 148		$ (1,898)	76,034	(6,082)	$ 68,202
Balance, shares at Dec. 31, 2015	37,440,552		(2,092,376)			35,348,176
Share-based compensation expense				429		$ 429
Net income (loss)					4,734	4,734
Balance, value at Dec. 31, 2016	$ 148		$ (1,898)	$ 76,463	$ (1,348)	$ 73,365
Balance, shares at Dec. 31, 2016	37,440,552		(2,092,376)			35,348,176

[1]	Less than $ 1 thousand